Financing Receivables - Components of Financing Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of the company's financing receivables
Net investment in lease, gross	$ 4,023	$ 3,336
Net investment in lease, unearned income	(351)	(223)
Net investment in lease, unguaranteed residual value	422	335
Net investment in lease, amortized cost	4,094	3,448
Net investment in lease, allowance for credit loss	(60)	(64)
Total net investment in lease, net	4,034	3,384
Financing receivable and net investment in lease, gross	14,136	13,881
Financing receivable and net investment in lease, unearned income	(790)	(576)
Financing receivable and net investment in lease, unguaranteed residual value	422	335
Financing receivable and net investment in lease, amortized cost	13,769	13,640
Financing receivable and net investment in lease, allowance for credit loss	(173)	(201)
Financing receivable and net investment in lease, net	13,596	13,439
Asset Pledged as Collateral
Components of the company's financing receivables
Amortized Cost	349	408
Current Assets
Components of the company's financing receivables
Net investment in lease, current	1,485	1,406
Financing receivable and net investment in lease, net	7,790	8,014
Noncurrent Assets
Components of the company's financing receivables
Net investment in lease, noncurrent	2,549	1,978
Financing receivable and net investment in lease, net	5,806	5,425
Loan receivables
Components of the company's financing receivables
Financing receivables, gross	8,875	9,303
Unearned income	(439)	(353)
Amortized Cost	8,437	8,949
Allowance for credit losses	(108)	(131)
Total financing receivables, net	8,329	8,818
Financing receivables transferred	2	2,224
Loan receivables | Current Assets
Components of the company's financing receivables
Total financing receivables, net	5,073	5,371
Loan receivables | Noncurrent Assets
Components of the company's financing receivables
Total financing receivables, net	3,256	3,447
Commercial financing receivables
Components of the company's financing receivables
Financing receivables transferred	9,029	7,359
Commercial financing receivables, Held for investment
Components of the company's financing receivables
Financing receivables, gross	299	450
Amortized Cost	299	450
Allowance for credit losses	(5)	(6)
Total financing receivables, net	293	444
Commercial financing receivables, Held for investment | Current Assets
Components of the company's financing receivables
Total financing receivables, net	293	444
Commercial financing receivables, Held for sale
Components of the company's financing receivables
Financing receivables, gross	939	793
Amortized Cost	939	793
Total financing receivables, net	939	793
Commercial financing receivables, Held for sale | Current Assets
Components of the company's financing receivables
Total financing receivables, net	939	793
Client Financing Receivables
Components of the company's financing receivables
Financing receivable and net investment in lease, amortized cost	12,531	12,397
Financing receivable and net investment in lease, allowance for credit loss	$ (168)	$ (195)	$ (255)